Bank loans (Tables)	12 Months Ended
Dec. 31, 2022
Bank Loans
Schedule of bank loans

Bank Name	Maturities	Interest rate	Collateral/Guarantee/Co-borrower	December 31, 2022	December 31, 2021

Bank of Beijing	March and April 2021 (1), February and March 2022, and March 2023 (2)	4.5% - 5.0%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$2,899,728	$3,138,436
Shanghai Pudong Development Bank	February 2022 (3)	4.4%	N/A	—	470,765
BOC Fullerton Bank	February 2024 (4)	8.5%	***	121,634	234,676
China Merchants Bank	March 2023 (5)	4.3%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd**	434,959	784,609
Jiangsu Suning Bank	April 2023 (6)	18.0%	N/A	35,568	—
China Construction Bank	August 2023 (7)	4.1%	****	74,523	—
Total				3,566,412	4,628,486
			Noncurrent	(18,170)	(131,603)
			Current	$3,548,242	$4,496,883

*	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and former Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.

**	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.

***	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.

****	Qi Gu was the co-borrower for the loan during the contract period.